SHARE BASED PAYMENTS - Compensation Cost and Activity (Details)	12 Months Ended
	Dec. 31, 2018 ZAR (R) EquityInstruments shares	Dec. 31, 2017 EquityInstruments ZAR (R)	Dec. 31, 2016 EquityInstruments
Sibanye Stillwater 2017 Share Plan [Member]
SHARE-BASED PAYMENTS
Compensation cost not yet recognised	R 213,200,000
Compensation cost recognition period	3 years
Shares authorized | shares	86,748,850
Maximum shares allowed per individual participant | shares	8,674,885
Sibanye 2017 Share Plan - Bonus Shares [Member]
SHARE-BASED PAYMENTS
Number of instruments, granted	5,977,437
Exercised and released	(2,348,445)
Forfeited	(359,782)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	3,269,210
Sibanye Stillwater 2017 Share Plan - Performance Shares [Member]
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	12,953,888
Number of instruments, granted	41,103,872	2,376,742
Supplementary awards related to the SGL 2013 Plan		10,933,066
Exercised and released	(1,457,586)	(105,449)
Forfeited	(3,995,018)	(250,471)
Condition forfeited | shares	(69,808)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	48,535,348	12,953,888
SGL 2013 Share Plan - Performance shares
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period | EquityInstruments	19,379,386	10,610,779	9,398,072
Number of instruments, granted | EquityInstruments		12,851,131	5,103,184
Exercised and released | EquityInstruments	(2,523,162)	(2,616,050)	(3,832,758)
Forfeited | EquityInstruments	(1,514,145)	(1,466,474)	(57,719)
Condition forfeited | shares	(126,097)
Number of other equity instruments outstanding in share-based payment arrangement at end of period | EquityInstruments	15,215,982	19,379,386	10,610,779
SGL 2013 Share Plan - Bonus shares
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period | EquityInstruments	446,469	250,827	417,266
Number of instruments, granted | EquityInstruments		2,421,522	504,739
Exercised and released | EquityInstruments	(415,579)	(2,126,415)	(667,063)
Forfeited | EquityInstruments	(30,890)	(99,465)	(4,115)
Number of other equity instruments outstanding in share-based payment arrangement at end of period | EquityInstruments		446,469	250,827